Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net earnings from continuing operations	$ 79,089	$ 101,705
Adjustments and items not affecting cash:
Depreciation and amortization	281,163	256,775
Deferred taxes	42,025	65,910
Unrealized (gain) loss on derivative financial instruments	(1,781)	1,466
Share-based compensation expense	7,495	8,292
Cost of equity funds used for construction purposes	(2,728)	(2,335)
Change in value of investments carried at fair value	137,957	0
Pension and post-employment contributions in excess of expense	(6,354)	(20,687)
Distributions received from equity investments, net of income	5,698	2,420
Others	(4,086)	740
Changes in non-cash operating items (note 22)	(8,126)	(87,719)
Net Cash Provided by (Used in) Operating Activities, Total	530,352	326,567
Financing Activities
Increase in long-term debt	2,015,533	1,386,743
Decrease in long-term debt	(1,699,592)	(2,366,105)
Issuance of convertible debentures, net of costs	0	571,944
Cash dividends on common shares	(166,384)	(127,530)
Dividends on preferred shares	(8,027)	(8,020)
Contributions from non-controlling interests, related party (note 17)	305,000	0
Contributions from non-controlling interests (note 17)	15,250	248,229
Production-based cash contributions from non-controlling interest	13,860	7,930
Distributions to non-controlling interests	(9,289)	(3,186)
Issuance of common shares, net of costs	473,911	438,810
Proceeds from settlement of derivative assets	0	36,676
Proceeds from exercise of share options	4,504	9,563
Shares surrendered to fund withholding taxes on exercised share options	(2,088)	(3,310)
Increase in other long-term liabilities	9,403	28,010
Decrease in other long-term liabilities	(20,144)	(6,709)
Net Cash Provided by (Used in) Financing Activities, Total	931,937	213,045
Investing Activities
Acquisitions of operating entities	0	(1,519,923)
Divestiture of operating entity	0	83,863
Additions to property, plant and equipment	(466,369)	(565,103)
Increase in other assets	(5,912)	(7,239)
Receipt of principal on notes receivable	17,950	0
Increase in long-term investments	(1,005,072)	(63,656)
Decrease in long-term investments	1,158
Proceeds from sale of long-lived assets	2,912	0
Net Cash Provided by (Used in) Investing Activities, Total	(1,455,333)	(2,072,058)
Effect of exchange rate differences on cash and restricted cash	(606)	598
Increase (decrease) in cash, cash equivalents and restricted cash	6,350	(1,531,848)
Cash, cash equivalents and restricted cash, beginning of year	59,423	1,591,271
Cash, cash equivalents and restricted cash, end of year	65,773	59,423
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	155,309	166,773
Cash paid during the year for income taxes	9,652	8,633
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	45,154	112,959
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	65,767	38,724
Acquisition of equity investments in exchange for loan receivable and property, plant and equipment	13,092	5,368
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 468	$ 846,271